Employees (Tables)	12 Months Ended
Dec. 31, 2018
Employees
Schedule of employees

	Year ended December 31,
	2018	2017 $’000	2016 $’000
Group
Staff costs comprised:
Directors’ salaries	201	211	214
Wages and salaries	1,669	1,107	786
Social security costs	596	491	38
Share based payment charge	671	539	1,015
	3,138	2,348	2,053
The average monthly number of employees, including directors, employed by the group during the year was:
Research and Development	6	6	2
Corporate and administration	5	5	4
	11	11	6